General information - Narrative (Details) € in Thousands, $ in Millions			2 Months Ended	6 Months Ended
	Jun. 26, 2025 vaccine	Jan. 30, 2025 USD ($)	May 31, 2025 EUR (€) shares	Jun. 30, 2025 EUR (€) employee vaccine shares	Apr. 30, 2025 shares	Apr. 09, 2025 participant	Mar. 26, 2025 USD ($)	Dec. 31, 2024 shares	Jun. 30, 2024 employee
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of employees | employee				700					695
Number of shares issued (in shares) | shares			2,920,000	170,188,190	4,750,000			162,521,524
Issue of equity | €			€ 21,000	€ 21,000
Cost of equity transaction, net of tax | €			€ 900	€ 928
American Depositary Shares | Ordinary shares
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Maximum offering amount							$ 75.0
Number of shares represented by one depositary receipt							2
IXIARO® | U.S department of defense | Supply contract with U.S
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Contract value amount		$ 32.8
Contract term		1 year
Minimum purchase commitment under supply agreement		$ 32.8
IXIARO, IXCHIQ and DUKORAL
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of commercial vaccines | vaccine				3
IXIARO, IXCHIQ and DUKORAL | Germany | CSL Seqirus | Marketing and Distribution Agreement
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of commercial vaccines | vaccine	3
Partnership, period	3 years
Shigella4V2 (S4V2) | Kenya
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Study, number of participants | participant						110